Federated Unconstrained Bond Fund
A Portfolio of Federated Income Securities Trust
CLASS A SHARES (TICKER FUNAX)
INSTITUTIONAL SHARES (TICKER FUBDX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2013
Under the heading entitled “ Fund Management,” please delete the information regarding Joseph M. Balestrino and replace it with the following:
“Ihab L. Salib, Senior Portfolio Manager, has been the Fund's portfolio manager since March 2013.
Christopher J. Smith, Senior Portfolio Manager, has been the Fund's portfolio manager since March 2013.”
March 22, 2013
Federated Unconstrained Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451569 (3/13)